Short-Term Loans (Tables)	6 Months Ended
Apr. 30, 2026
Short-Term Loans [Abstract]
Schedule of Short-Term Loans

Short-term loans consist of the following:

	April 30, 2026	October 31, 2025
Ningbo Bank	1,136,562	1,100,452
Zhejiang Yiwu Rural Commercial Bank	$859,707	$853,555
Bank of Communications	728,566	-
Zhejiang Mintai Commercial Bank	218,570	-
China Construction Bank	480,853	-
Total short-term loans	3,424,258	1,954,007